Submission	Sep. 16, 2026
Submission [Line Items]
Central Index Key	0001674632
Registrant Name	Beta Bionics, Inc.
Registration File Number	333-293702
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES